Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common Stock
(4) COMMON STOCK
Common Stock
The Company is authorized to issue 87,589,983 shares of common stock, of which 78,000,000 shares have been designated as Class A Common Stock and 9,589,983 shares have been designated as Class B Common Stock, both with a par value of $0.0001 per share.
The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of a majority of the Company’s stock who are entitled to vote. Each share of Class A Common Stock is entitled to one vote. Class B Common Stock is not entitled to vote on any matter on which the holders of Class A Common Stock or Preferred Stock are entitled to vote. All holders of common stock are entitled to receive dividends when and as declared or paid by the Company’s board of directors, subject to the preferential rights of the holders of preferred stock.
Class B Common Stock is convertible into a corresponding number of shares of Class A Common Stock upon written notice of the holder, subject to defined beneficial ownership limitations.